UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Preferred Stock [Member] Series D [Member]	Preferred Stock [Member] Series E [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series C [Member]	Additional Paid-in Capital [Member] Series D [Member]	Additional Paid-in Capital [Member] Series E [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series C [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series D [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series E [Member]	Total	Series C [Member]	Series D [Member]	Series E [Member]
Balance at Dec. 31, 2022	$ 5	$ 0	$ 0	$ 0	$ 5	$ 78,870				$ (2,321)				$ 76,559
Balance (in shares) at Dec. 31, 2022	500,000	10,000	9,172	0	509,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	$ 0	$ 0	$ 0	0				1,347				1,347
Issuance of stock			$ 0	$ 0				$ 10,000	$ 35			$ 0	$ 0			$ 10,000	$ 35
Issuance of stock (in shares)			13,157	1,200	615,000
Issuance of 15,000,000 units (comprising from 615,000 shares of common stock, 2,700,000 prefunded warrants and 15,000,000 Class B warrants) at primary offering, net of issuance costs (the "February 2023 Registered Direct Offering")					$ 6	6,700				0				6,706
Issuance of 15,000,000 units (comprising from 615,000 shares of common stock, 2,700,000 prefunded warrants and 15,000,000 Class B warrants) at primary offering, net of issuance costs (the "February 2023 Registered Direct Offering") (in shares)					615,000
Issuance of common shares pursuant to exercises of 2,700,000 pre-funded warrants in the February 2023 Registered Direct Offering					$ 1	26				0				27
Issuance of common shares pursuant to exercises of 2,700,000 pre-funded warrants in the February 2023 Registered Direct Offering (in shares)					135,000
Retirement of fractional common shares in June reverse stock split					$ 0	0				0				0
Retirement of fractional common shares in June reverse stock split (in shares)					(65)
Preferred Stock redemption and issuance of common stock			$ 0		$ 20	134				(154)				0
Preferred Stock redemption and issuance of common stock (in shares)					1,977,106
Preferred Stock redemption and issuance of common stock (in shares)			(8,590)
Alternative cashless exercise of private placement warrants					$ 3	757				0				760
Alternative cashless exercise of private placement warrants (in shares)					313,243
Issuance of restricted Preferred Stock and compensation cost under the Equity Incentive Plan		$ 0				819				0				819
Issuance of restricted Preferred Stock and compensation cost under the Equity Incentive Plan (in shares)		5,314
Dividends declared and paid on Preferred Stock (Note 7(c))							$ (269)	(73)
Dividends declared and paid on Preferred Stock (Note 7(c))		$ 0	$ 0								$ (306)	(655)			$ (575)	$ (728)
Balance at Jun. 30, 2023	$ 5	$ 0	$ 0	$ 0	$ 35	96,999				(2,089)				94,950
Balance (in shares) at Jun. 30, 2023	500,000	15,314	13,739	1,200	3,549,484
Balance at Dec. 31, 2023	$ 5	$ 0	$ 0	$ 0	$ 74	100,500				(8,020)				92,559
Balance (in shares) at Dec. 31, 2023	500,000	5,521	13,738	1,200	7,448,601
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	$ 0	$ 0	$ 0	0				(9,511)				(9,511)
Preferred Stock redemption and issuance of common stock			$ 0		$ 0	2				(2)				0
Preferred Stock redemption and issuance of common stock (in shares)					3,376
Preferred Stock redemption and issuance of common stock (in shares)			(9)													(9)
Issuance of restricted Preferred Stock and compensation cost under the Equity Incentive Plan		$ 0				1,459				0				1,459
Issuance of restricted Preferred Stock and compensation cost under the Equity Incentive Plan (in shares)		3,332
Dividends declared and paid on Preferred Stock (Note 7(c))							$ (327)	$ (481)
Dividends declared and paid on Preferred Stock (Note 7(c))		$ 0	$ 0								$ 0	$ 0			$ (327)	$ (481)
Balance at Jun. 30, 2024	$ 5	$ 0	$ 0	$ 0	$ 74	$ 101,153				$ (17,533)				$ 83,699
Balance (in shares) at Jun. 30, 2024	500,000	8,853	13,729	1,200	7,451,977